BASIC AND DILUTED INCOME PER SHARE - Summary of Loss Per Share Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net income for the period attributable to shareholders	$ 2,390	$ 12,453	$ 15,151
Weighted-average number of ordinary shares, basic (in shares)	35,828,204	30,886,559	27,595,446
Net income per share attributable to shareholders, basic (in usd per share)	$ 0.07	$ 0.40	$ 0.55
Weighted-average number of ordinary shares, diluted (in shares)	38,212,108	33,746,536	30,879,550
Net income per share attributable to shareholders, diluted (in usd per share)	$ 0.06	$ 0.37	$ 0.49